Investment contract liabilities	12 Months Ended
Dec. 31, 2024
Miscellaneous liabilities [abstract]
Investment contract liabilities
30.	Investment contract liabilities
Details of investment contract liabilities as of December 31, 2023 and 2024 are as follow:

	2023		2024
Financial liabilities measured at amortized cost (*)	~~W~~	1,572,685	1,165,022

(*)	This is retirement pension policyholder reserve.